ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

July 29, 2013	Lauren D. Macioce
T +1 212 596 9883
F +1 646 728 2727
lauren.macioce@ropesgray.com

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             PNC Funds: File Nos. 033-00488 and 811-04416
Post-Effective Amendment No. 97 to the Registration Statement

Dear Sir or Madam:

On behalf of our client, PNC Funds (the “Funds”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 97 to the Funds’ Registration Statement under the 1933 Act and Amendment No. 98 under the 1940 Act on Form N-1A (the “Amendment”).

This Amendment is being filed in connection with the Funds’ annual update. Pursuant to the provisions of Rule 485(a)(1) under the 1933 Act, it is intended that this Amendment become effective on September 27, 2013. No fees are required in connection with this filing.

Please direct any questions you may have with respect to this filing to me at 212-596-9883.

Sincerely,

/s/ Lauren D. Macioce
Lauren D. Macioce